Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment

The Company’s property and equipment at June 30, 2026 and 2025 consisted of the following:

	Estimated Useful Life	June 30, 2026	June 30, 2025

Plant and equipment	5 years	$316,010	$-
Motor Vehicle	5 years	51,741	51,741
Property and equipment, gross		367,751	51,741
Less accumulated depreciation		(58,242)	(31,619)

Property and equipment, net		$309,509	$20,122